Significant Accounting Judgments, Estimates, and Assumptions	6 Months Ended
Apr. 30, 2023
Significant Accounting Judgments Estimates And Assumptions
Significant Accounting Judgments, Estimates, and Assumptions
NOTE 3:  SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES, AND ASSUMPTIONS
The estimates used in the Bank’s accounting policies are essential to understanding its results of operations and financial condition. Some of the Bank’s policies require subjective, complex judgments and estimates as they relate to matters that are inherently uncertain. Changes in these judgments or estimates and changes to accounting standards and policies could have a materially adverse impact on the Bank’s Interim Consolidated Financial Statements. The Bank has established procedures to ensure that accounting policies are applied consistently and that the processes for changing methodologies, determining estimates, and adopting new accounting standards are well-controlled and occur in an appropriate and systematic manner. Refer to Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements for a description of significant accounting judgments, estimates, and assumptions.
Impairment – Expected Credit Loss Model
The expected credit loss (ECL) model requires the application of estimates and judgment in the assessment of the current and forward-looking economic environment. There remains considerable uncertainty regarding the economic trajectory, and management continues to exercise expert credit judgment in assessing if an exposure has experienced significant increase in credit risk since initial recognition and in determining the amount of ECLs at each reporting date. To the extent that certain effects are not fully incorporated into the model calculations, temporary quantitative and qualitative adjustments have been applied.
Interest Rate Benchmark Reform
Various interest rates and other indices that are deemed to be “benchmarks” (including Interbank Offered Rate (IBOR) benchmarks such as the London Interbank Offered Rate (LIBOR) and the Canadian Dollar Offered Rate (CDOR)) have been, and continue to be, the subject of international regulatory guidance and proposals for reform. As a result of the global benchmark reform initiative, efforts to transition away from IBORs to alternative reference rates (ARR) have been continuing in various jurisdictions.
Following previous announcements by various regulators, the publication has ceased for all sterling, Japanese yen, Swiss franc and euro LIBOR settings, as well as the one-week
and
two-month
USD LIBOR settings effective December 31, 2021.
Six-month
and twelve-month CDOR tenors ceased to be published effective May 17, 2021. The remaining USD LIBOR settings (overnight, one-month,
three-month,
six-month,
and twelve-month) will cease to be published immediately after June 30, 2023, while the remaining tenors of CDOR
(one-month,
two-month,
and three-month) will cease following a final publication on June 28, 2024.
The Bank has incorporated these developments into its benchmark rate reform plan. To ensure an orderly transition, the Bank continues to monitor developments and incorporate global working groups’ and regulators’ best practice guidance on transition activities. These activities include, but are not limited to, making available new products referencing ARRs, preparing to cease the issuance of the residual IBOR-based financial instruments, transitioning legacy contracts by incorporating appropriate fallback language, and preparing for overall operational readiness. The Bank is in the final stages of USD LIBOR transition and continues to make progress on its CDOR transition plan. There were no significant changes to the Bank’s transition risk with respect to the remaining USD LIBOR and CDOR exposures since October 31, 2022.
For further details regarding interest rate benchmark reform, refer to Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements.